Other Liabilities And Provisions (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities And Provisions [Line Items]
Schedule Of Other Liabilities And Provisions

As at December 31	2015	2014

The Bow Office Building (See Note 9)	$1,238	$1,486
Capital Lease Obligations (See Note 9)	353	473
Unrecognized Tax Benefits (See Note 7)	189	279
Pensions and Other Post-Employment Benefits	115	144
Long-Term Incentives (See Note 21)	23	70
Other Derivative Contracts (See Notes 23, 24)	23	-
Other	34	32
	$1,975	$2,484

Schedule of Future Minimum Lease Payments for Capital Leases

	2016	2017	2018	2019	2020	Thereafter	Total

Expected Future Lease Payments	$98	$99	$99	$99	$99	$133	$627
Less Amounts Representing Interest	44	42	38	34	31	31	220
Present Value of Expected
Future Lease Payments	$54	$57	$61	$65	$68	$102	$407

Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Schedule Of Expected Future Payments And Sublease Recoveries

(undiscounted)	2016	2017	2018	2019	2020	Thereafter	Total

Expected Future Lease Payments	$68	$68	$69	$69	$70	$1,315	$1,659
Sublease Recoveries	$(34)	$(34)	$(34)	$(34)	$(34)	$(646)	$(816)